Assets pledged as collateral_Details Of Assets Pledged As Collateral(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 38,811,700	₩ 32,589,433
borrowing securities and securities held as collateral that group provides as collateral for Liabilities or Contingent Liabilities	[1]	7,320,220	6,472,993
Due from financial institutions | Korea Federation of Savings Banks and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 3,752,497	₩ 1,884,068
Reason of pledge		Borrowings from Bank and others	Borrowings from Bank and others
Financial assets measured at fair value through profit or loss
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 16,396,936	₩ 18,482,799
Financial assets measured at fair value through profit or loss | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 7,561,287	₩ 7,676,111
Reason of pledge		Repurchase agreements	Repurchase agreements
Financial assets measured at fair value through profit or loss | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 7,745,154	₩ 9,303,600
Reason of pledge		Securities borrowing transactions	Securities borrowing transactions
Financial assets measured at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,090,495	₩ 1,503,088
Reason of pledge		Derivatives transactions	Derivatives transactions
Financial assets measured at fair value through other comprehensive income
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 4,341,813	₩ 3,184,906
Financial assets measured at fair value through other comprehensive income | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,139,852	₩ 1,258,694
Reason of pledge		Repurchase agreements	Repurchase agreements
Financial assets measured at fair value through other comprehensive income | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,168,515	₩ 1,001,259
Reason of pledge		Securities borrowing transactions	Securities borrowing transactions
Financial assets measured at fair value through other comprehensive income | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,212,021	₩ 49,948
Reason of pledge		Borrowings from Bank of Korea	Borrowings from Bank of Korea
Financial assets measured at fair value through other comprehensive income | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 653,825	₩ 479,784
Reason of pledge		Settlement risk of Bank of Korea	Settlement risk of Bank of Korea
Financial assets measured at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 167,600	₩ 395,221
Reason of pledge		Derivatives transactions	Derivatives transactions
Securities measured at amortized cost
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 6,168,064	₩ 4,174,853
Securities measured at amortized cost | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 581,268	₩ 276,688
Reason of pledge		Repurchase agreements	Repurchase agreements
Securities measured at amortized cost | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,767,559	₩ 1,911,160
Reason of pledge		Borrowings from Bank of Korea	Borrowings from Bank of Korea
Securities measured at amortized cost | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 3,077,151	₩ 1,474,529
Reason of pledge		Settlement risk of Bank of Korea	Settlement risk of Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 247,301	₩ 162,184
Reason of pledge		Derivatives transactions	Derivatives transactions
Securities measured at amortized cost | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 494,785	₩ 350,292
Reason of pledge		Others	Others
Mortgage loans | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 6,487,022	₩ 4,060,863
Reason of pledge		Covered bond	Covered bond
Real estate | Natixis Real Estate Capital LLC and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,665,368	₩ 801,944
Reason of pledge		Borrowings from Bank and others	Borrowings from Bank and others

[1]	The Group provides KRW 6,472,993 million and KRW 7,320,220 million of its borrowing securities and securities held as collateral with Korean Securities Finance Corporation and others as at December 31, 2018 and 2019.